Interim Statements of Stockholders' Deficit (Parenthetical) - $ / shares	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Shares Subscribed One [Member]
Shares subscribed price per share		$ 0.05	$ 0.10
Shares Issued One [Member]
Shares issued per share	$ 0.05
Shares Issued Two [Member]
Shares issued per share	$ 0.10
Shares Subscribed [Member]
Shares subscribed price per share		$ 0.05
Convertible Debt One [Member]
Conversion price per share			0.01
Convertible Debt Two [Member]
Conversion price per share			$ 0.005